EARNINGS PER SHARE (Tables)	6 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
Six Month Ended March 31,					Year Ended September 30,
	2013		2012		2012		2011
	(unaudited)
	(Dollars in Thousands Except Per Share Data)
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$286	$286	$488	$488	$2,593	$2,593	$112	$112
Weighted average shares outstanding	9,642,156	9,642,156	9,584,075	9,584,075	9,599,222	9,599,222	9,542,298	9,542,298
Effect of CSEs	—	92,389	—	11,363	—	24,524	—	86,892
Adjusted weighted average shares used in earnings per share computation	9,642,156	9,734,545	9,584,075	9,595,438	9,599,222	9,623,746	9,542,298	9,629,190
Earnings per share – basic and diluted	$0.03	$0.03	$0.05	$0.05	$0.27	$0.27	$0.01	$0.01